Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     72970    964059  SH          Sole
American Express     Common    025816109     75679   1440142  SH          Sole
Amgen Inc.           Common    031162100     97833   1344790  SH          Sole
Bed Bath & Beyond    Common    075896100     55365   1441809  SH	  Sole
Bershire Hathaway A  Common    084670108      7409 	  82  SH          Sole
Bershire Hathaway B  Common    084670207     34457     11440  SH          Sole
Cisco Sys Inc        Common    17275R102     94654   4367996  SH          Sole
Coca-Cola CO         Common    191216100     39828    951242  SH          Sole
Dell Computer Corp.  Common    24702R101     60164   2021633  SH          Sole
Harley-Davidson Inc. Common    412822108     41798    805668  SH	  Sole
Johnson & Johnson    Common    478160104     59342   1002066  SH          Sole
McGraw Hill          Common    580645109     97253   1687841  SH          Sole
Medtronic Inc.       Common    585055106    107108   2110509  SH          Sole
Microsoft Corp.      Common    594918104     89702   3296658  SH          Sole
Oracle Corp	     Common    68389X105     79721   5823270  SH          Sole
Pepsico Inc          Common    713448108     96680   1672953  SH          Sole
The Hershey Company  Common    427866108     50209    961313  SH          Sole
UPS CL B             Common    911312106     81531   1027096  SH          Sole